Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholders’ Equity

Note 7 – Stockholders’ Equity

Common Stock and Warrant Transaction

On June 5, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”). Pursuant to the terms of the Purchase Agreement, the Company has agreed to issue and sell to Investors (i) 16,720,000 shares of Common Stock (the “Offering Shares”) at $0.25 per share and (ii) warrants to purchase up to 25,080,000 shares of common stock (the “Warrants”), exercisable at $0.38 per share (the “Warrant Shares” together with the Warrants and Offering Shares, the “Securities”) and raised gross sales proceeds of $4,180,000. The Warrant is for a term of 5.5 years commencing on the closing date but is not exercisable for the first six months after closing. As a result, pursuant to the Purchase Agreement the Company issued 16,720,000 shares of Common Stock for proceeds of $3,817,400, net of issuance costs from the offering and warrants to purchase up to 25,080,000 shares of common stock exercisable at $0.38 per share.

Pursuant to the terms of the Purchase Agreement, the Company has agreed to certain restrictions on future stock offerings, including that during the 90 day period following the date of the execution of the Purchase Agreement, the Company will not (i) issue (or enter into any agreement to issue) any shares of common stock or common stock equivalents, subject to certain exceptions, or (ii) file any registration statement or any amendment or supplement thereto relating to the offering or resale of any shares of the Company or any securities convertible into or exercisable or exchangeable for shares of Company, subject to certain exceptions. From the date of the execution of the Purchase Agreement until the six (6) month anniversary of the date of closing, neither the Company nor any Subsidiary shall effect or enter into an agreement to effect any issuance by the Company or any of its Subsidiaries of shares of common stock or common stock equivalents (or a combination of units thereof) involving a variable rate transaction, subject to certain exceptions.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 7 – Stockholders’ Equity – Continued

For twelve (12) months following the closing date of the Offering, in the event the Company or any of its subsidiaries proposes to offer and sell shares of Common Stock or common stock equivalents (the “Offered Securities”) to investors primarily for capital raising purposes (each, a “Future Offering”), the Investors shall have the right, but not the obligation, to participate in each such Future Offering in an amount of up to 50% in the aggregate of the Offered Securities.

The Offering Shares were issued pursuant to a prospectus supplement and was filed with the Securities and Exchange Commission (the “Commission”) on June 7, 2023, and the prospectus included in the Company’s Registration Statement on Form S-3 (Registration No. 333-252801), which was filed with the Commission on April 23, 2021, and was declared effective on May 6, 2021. The Warrants were issued in a concurrent private placement under Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”) and have not been registered under the Securities Act, or applicable state securities laws.

The Warrants were issued on the date of closing. The exercise price of the Warrants and the number of Warrant Shares issuable upon the exercise thereof will be subject to adjustment in the event of any stock dividends and splits, reverse stock split, recapitalization, reorganization, or similar transaction, as described in the Warrants, but has no anti-dilution protection provisions. The Warrants will be exercisable on a “cashless” basis only in the event there is no effective registration statement registering, or the prospectus contained therein is not available for the sale of the Warrant Shares. The Warrants contain a beneficial ownership limitation, such that none of such Warrants may be exercised, if, at the time of such exercise, the holder would become the beneficial owner of more than 4.99% or 9.99%, as determined by the Investor, of the Company’s outstanding shares of Common Stock following the exercise of such Warrant.

Pursuant to the terms of the Purchase Agreement, the Company filed a registration statement on Form S-1 Registration No. 333-273332), which was declared effective on July 27, 2023, providing for the resale by the Investors of the Warrant Shares issuable upon exercise of the Warrants.

In connection with the Offering, the Company also entered into a Lock-up Agreement with the Investors and each officer and director of the Company (collectively, the “Shareholders”), for the benefit of the Investors, with respect to the shares beneficially owned the Shareholders. The restrictions on the disposition of the shares was for a period of 30 days from the date of the closing of the Offering, except for the continuous use of any existing Rule 10b5-1 trading plan and other customary exceptions.

Preferred Series F Convertible Stock and Warrant Transaction

On June 26, 2022 (the “Series F Closing Date”), the Company entered into a Securities Purchase Agreement (the “Series F Agreement”) with Alpha Capital Anstalt (“Alpha”). Pursuant to the terms of the Series F Agreement, the Board of Directors of the Company (the “Board”) designated a new series of Preferred Stock, the Series F 5% Preferred Convertible Stock (“Series F”), and authorized the sale and issuance of up to 35,000 shares of Series F. The Company issued to Alpha 10,000 shares of Series F for an aggregate purchase price and gross proceeds of $10,000,000, however the company received proceeds of $9,920,000 net of issuance costs. The 10,000 shares of Series F are convertible into 16,129,032 shares of Common Stock at $0.62 per share, subject to adjustment. Alpha will be entitled to receive cumulative dividends at the rate per share (as a percentage of the $1,000 stated par value per share of Series F) of 5% per annum, payable on January 1, April 1, July 1 and October 1, beginning on the first conversion date and subsequent conversion dates.

In connection with the Series F Agreement, the Company issued a warrant to Alpha to purchase 16,129,032 shares of Common Stock, par value $0.001 per share (“Series F Warrants”) with an exercise price equal to $0.96, subject to adjustment, per share of Common Stock. The Series F Warrant, and the shares of Common Stock underling the Series F Warrant are collectively referred to as the “Series F Warrant Shares”. The Series F Warrant was not exercisable for the first six months after its issuance and has a three-year term from its exercise date. Upon exercise of the Series F Warrants in full by Alpha, the Company would receive additional gross proceeds of approximately $10,000,000.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 7 – Stockholders’ Equity – Continued

Alpha has the right, subject to certain conditions, including shareholder approval, which was obtained on February 3, 2023, to purchase up to $25,000,000 of additional shares of Series F and Series F Warrants (collectively the “Series F Option”). The Series F Option will be available for a period of eighteen months after such shareholder approval at a purchase price equal to the average of the volume weighted average price for three trading days prior to the date that Alpha gives notice to the Company that it will exercise the Series F Option.

Commencing from the Series F Closing Date and for a period of six months thereafter, upon any issuance by the Company or any of its Subsidiaries of Common Stock or Common Stock equivalents for cash consideration, indebtedness or a combination of units thereof (a “Subsequent Financing”), Alpha will have the right to participate in up to an amount of the Subsequent Financing equal to 50% of the Subsequent Financing on the same terms, conditions and price provided for in the Subsequent Financing. Preferred Stock has no voting rights, except that the Company shall not undertake certain corporate actions as set forth in the Certificate of Designation that would materially impact the holders of Preferred Stock without their consent.

On December 6, 2022, upon the issuance of the promissory note and common stock warrants with an exercise price of $0.44 (see Note 6), a down round or anti-dilution trigger event occurred resulting in the conversion rate on the Series F and the exercise price of the Series F Warrants issued with the Series F adjusting down to $0.44 from $0.62 and $0.96, respectively (the “December Down Round Trigger”). The December Down Round Trigger resulted in the Company recognizing a deemed dividend on the common stock warrants and Series F of $565,161 and $1,680,216, respectively, or aggregate deemed dividend of $2,245,377, for the incremental value to the warrant and Series F holder resulting from the reduction in exercise price and conversion price.

The deemed dividend on the Series F Warrants represents the difference between fair value of the Series F Warrants under the original terms before the December Down Round Trigger and the fair value of the Series F Warrants after December Down Round Trigger at the reduced exercise price. The fair value of the Series F Warrants was determined using a Black-Scholes pricing model and the following assumptions: expected life of 3 years, volatility of 150%, risk free rate of 3.77%, and dividend rate of 0%.

On March 9, 2023, the Company received an Investor Notice from Alpha to purchase an additional 3,000 shares of Series F Convertible Preferred (the “Additional Series F Preferred”). Each share of Additional Series F Preferred is convertible into 2,381 shares of the Company’s Common Stock per $1,000 Stated Value per share of Series F Preferred Stock, at a conversion price of $0.42 per share and associated common stock warrants to purchase up to 7,142,715 shares of Common Stock at the exercise price of $0.42 per share warrant (the “Additional Warrant”) for an aggregate purchase price of $3,000,000. The Additional Warrant is exercisable upon issuance and has a three-year term. On March 10, 2023, the Company issued and sold the Additional Series F Preferred and the Additional Warrant.

As a result of issuing the additional 3,000 shares of Series F Convertible Preferred, a down round or anti-dilution trigger event occurred, resulting in the conversion rate on the Series F and the exercise price of the Series F Warrants issued with the Series F adjusting down to $0.42 from $0.44 (the “March Down Round Trigger”). The March Down Round Trigger resulted in the Company recognizing a deemed dividend on the common stock warrants and Series F Preferred Stock of $38,226 and $217,750, respectively, or aggregate deemed dividend of $255,976, for the incremental value to the warrant and Series F holder resulting from the reduction in exercise price and conversion price.

The deemed dividend on the Series F Warrants represents the difference between fair value of the Series F Warrants under the original terms before the March Down Round Trigger and the fair value of the Series F Warrants after March Down Round Trigger at the reduced exercise price. The fair value of the Series F Warrants was determined using a Black-Scholes pricing model and the following assumptions: expected life of 3 years, volatility of 131%, risk free rate of 4.46%, and dividend rate of 0%.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 7 – Stockholders’ Equity – Continued

Upon the issuance of the Offering Shares and Warrants on June 8, 2023, a down round or anti-dilution trigger event occurred resulting in the conversion price of the remaining Series F Preferred Stock and the exercise price of the Series F Warrants adjusting down from $0.42 per share to $0.25 per share (the “June Down Round Trigger”). The June Down Round Trigger resulted in the Company recognizing a deemed dividend on the common stock warrants and Series F Preferred Stock of $787,823 and $3,867,095, respectively, or an aggregate deemed dividend of $4,654,918, for the incremental value to the warrant and Series F holder resulting from the reduction in exercise price and conversion price.

The deemed dividend on the Series F Warrants represents the difference between fair value of the Series F Warrants under the original terms before the down round trigger and the fair value of the Series F Warrants after down round trigger at the reduced exercise price. The fair value of the Series F Warrants was determined using a Black-Scholes pricing model and the following assumptions: expected life of 2.5 years, volatility of 106%, risk free rate of 4.28%, and dividend rate of 0%.

All deemed dividends to the Series F stockholder were recorded as additional paid in capital and an increase to accumulated deficit and as an increase to total comprehensive loss attributable to Common Stockholders in computing earnings per share on the condensed consolidated statements of operations and comprehensive income (loss).

During the three and nine months ended September 30, 2023, Alpha converted 750 and 2,588 shares of Series F into 3,000,000 and 7,304,762 shares of Common Stock, respectively. As a result, for the same periods, the Company recorded $49,122 and $170,277 cumulative dividends, respectively, which are included in accrued expenses on the unaudited condensed consolidated balance sheets, at the rate per share (as a percentage of the $1,000 stated par value per share of Series F) of 5% per annum, beginning on the first conversation date of June 30, 2022.

As of September 30, 2023, the Company has outstanding common stock warrants of 48,351,747 with an exercise prices ranging from $.25 - $.38 and a weighted-average contractual term remaining of 3.79 years that were issued in connection with the transaction discussed above (see also Note 9).

At-the-Market Sales Agreement

In accordance with a May 25, 2021, at-the-market Sales Agreement with Stifel, Nicolaus & Company, Incorporated and Raymond James & Associates, Inc. as sales agents, the Company sold 4,251,151 shares of Common Stock at a share price between $1.04 and $1.18, for proceeds of $4,583,341, net of issuance costs of $141,754, in 2022. For the three and nine months ended September 30, 2023, there were no at-the-market sales.

Acquisition of senseFly

In accordance with the terms of the senseFly S.A. Purchase Agreement, the Company issued 1,927,407 shares of Common Stock to Parrot Drones S.A.S.(“Parrot”) in January 2022 having an aggregate value of $3,000,000, based on a volume weighted average trading price of the Common Stock over a ten consecutive trading day period prior to the date of issuance of the shares of Common Stock to Parrot.

Acquisition of Measure

Pursuant to the terms of the Measure Acquisition Purchase Agreement (the “Purchase Agreement”) the Company issued an aggregate of 5,319,145 shares of the Company’s common stock to the Sellers of Measure as part of the consideration for the acquisition, of which 997,338 shares were held back (the “Heldback Shares”) to cover post-closing indemnification claims and to satisfy any purchase price adjustments (see also disclosure above). Pursuant to the terms of the Purchase Agreement, the Heldback Shares were scheduled to be released in three tranches, on the 12-month, 18-month and 24-month anniversary of the closing date of the acquisition. The Company made a claim for indemnification against the Heldback Shares. Pursuant to the Settlement Agreement entered on August 22, 2022 the Company released all the Measure shares held in escrow along with any disputes regarding the 997,338 Heldback Shares. As a result, 498,669 of the Heldback Shares were released to the Measure Sellers with the remaining 498,669 Heldback Shares being cancelled by the Company which reduced the issued and outstanding common stock and causing an increase to stockholders’ equity of $2,812,500.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 7 – Stockholders’ Equity – Continued

Exercise of Common Stock Options

For the three and nine months ended September 30, 2023, there was no exercise of stock options. For the three and nine months ended September 30, 2022, 35,000 and 185,000 shares of Common Stock were issued respectively in connection with the exercise of stock options previously granted at exercise price between $0.31 and $0.41 resulting in gross proceeds of $74,350.

Stock-based Compensation

The Company determines the fair value of awards granted under the Equity Plan based on the fair value of its Common Stock on the date of grant. Stock-based compensation expenses related to grants under the Equity Plan are included in general and administrative expenses on the condensed consolidated statements of operations and comprehensive income (loss). For the three and nine months ended September 30, 2023, the Company recorded $142,845 and $1,125,209 respectively, of stock-based compensation. For the same periods during 2022, $556,837 and $3,058,741 were recorded, respectively.

Pension Costs

senseFly S.A. sponsors a defined benefit pension plan (the “Defined Benefit Plan”) covering all its employees. The Defined Benefit Plan provides benefits in the event of retirement, death or disability, with benefits based on age and salary. The Defined Benefit Plan is funded through contributions paid by senseFly S.A. and its employees, respectively. The Defined Benefit Plan assets are Groupe Mutuel Prévoyance (“GMP”), which invests these plan assets in cash and cash equivalents, equities, bonds, real estate and alternative investments.

The Projected Benefit Obligation (“PBO”) includes in full the accrued liability for the plan death and disability benefits, irrespective of the extent to which these benefits may be reinsured with an insurer. The actuarial valuations are based on the census data as of December 31, 2022, provided by GMP.

The Defined Benefit Plan has a PBO in excess of Defined Benefit Plan liabilities. For the three and nine months ended September 30, 2023, the amounts recognized in accumulated other comprehensive loss related to the Defined Benefit Plan were $(742) and $43,302, respectively. For the three and nine months ended September 30, 2022, the amounts recognized in accumulated other comprehensive income (loss) related to the Defined Benefit Plan were $97,846 and $100,487, respectively.

Restricted Stock Units

For the nine months ended September 30, 2023, a summary of RSU activity is as follows:

	Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2022	1,028,960	$2.31
Granted	2,000,645	0.36
Canceled	(152,253)	1.58
Vested and released	(387,456)	0.38
Outstanding as of September 30, 2023	2,489,896	$1.08
Vested as of September 30, 2023	2,070,174	$1.01
Unvested as of September 30, 2023	419,722	$1.43

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 7 – Stockholders’ Equity - Continued

For the nine months ended September 30, 2023, the aggregate fair value of RSU awards at the time of vesting was $710,769.

For the three and nine months ended September 30, 2023, the Company recognized $86,905 and $821,321 of stock compensation expense, respectively, and had approximately $72,542 of unrecognized stock-based compensation expense related to RSUs, which will be amortized over approximately 15 months.

For the nine months ended September 30, 2022, a summary of RSU activity is as follows:

	Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2021	1,147,250	$3.78
Granted	457,091	1.18
Canceled	(168,250)	2.81
Vested and released	(429,107)	3.44
Outstanding as of September 30, 2022	1,006,984	$2.90
Vested as of September 30, 2022	377,617	$3.72
Unvested as of September 30, 2022	629,367	$2.41

For the nine months ended September 30, 2022, the aggregate fair value of RSU awards at the time of vesting was $538,198.

For the three and nine months ended September 30, 2022, the Company recognized $221,925 and $1,786,517 of stock compensation expense, respectively, and had approximately $540,635 of unrecognized stock-based compensation expense related to RSUs, which will be amortized over approximately 13 months.

Issuance of RSUs to Current Officers and Directors of the Company

On September 29, 2023, upon recommendation of the Compensation Committee of the Board (“Compensation Committee”), in lieu of the payment of $15,000 for each Board member or a total of $45,000 as quarterly cash compensation, three (3) non-executive directors each received 88,235, totaling 264,705 RSUs equal to $45,000, which were immediately vested, also in lieu of the issuance of stock options for the purchase of 30,000 shares of common stock, for each of these three (3) non-executive directors received a total of 90,000 in restricted stock awards, which vested immediately for a fair value of $15,300 in the aggregate or $5,100 each.

On May 11, 2023, upon recommendation of the Compensation Committee of the Board (“Compensation Committee”), the Board granted to the officers of the Company in connection with the 2022 executive compensation plan 968,690 RSUs, which vested immediately.

On March 29, 2023, upon recommendation of the Compensation Committee, the Board granted to the officers of the Company in connection with the 2022 executive compensation plan 640,000 RSUs, which vested immediately.

For the three and nine months ended September 30, 2023, the Company recognized stock-based compensation expense of $60,300 and $700,205, respectively, based upon the market price of its Common Stock between $0.17 and $0.42 per share on the date of grant of these RSUs.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 7 – Stockholders’ Equity – Continued

Stock Options

For the nine months ended September 30, 2023, a summary of the options activity is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	2,561,231	$2.18	$1.19	3.33	$31,124
Granted	325,000	0.32	0.15	3.02	—
Expired/Forfeited	(108,499)	4.46	2.47	—	—
Outstanding as of September 30, 2023	2,777,732	$$1.88	$1.02	2.84	$6,194
Exercisable as of September 30, 2023	2,297,691	$2.18	$1.18	2.53	$6,194

For the three and nine months ended September 30, 2023, the Company recognized $55,940 and $303,888, respectively, of stock compensation expense and had approximately $100,971 of total unrecognized compensation cost related to stock options, which will be amortized through September 30, 2025.

For the nine months ended September 30, 2022, a summary of the options activity is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	2,541,667	$2.88	$1.57	4.27	$1,244,029
Granted	395,000	0.76	0.36	3.02	—
Exercised	(185,000)	0.40	0.29	—	10,750
Expired/Forfeited	(267,294)	6.22	3.34	—	—
Outstanding as of September 30, 2022	2,484,373	$2.37	$1.29	3.47	$89,334
Exercisable as of September 30, 2022	1,836,095	$2.42	$1.33	3.16	$89,334

For the three and nine months ended September 30, 2022, the Company recognized $345,606 and $1,272,226, respectively, in stock compensation expense, and had $741,497 of total unrecognized compensation cost related to stock options, which will be amortized over approximately 27 months.

Intrinsic value is measured using the fair market value at the date of exercise (for shares exercised) or as of September 30, 2023 (for outstanding options), less the applicable exercise price.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 7 – Stockholders’ Equity – Continued

For the nine months ended September 30, 2023 and 2022, the significant assumptions relating to the valuation of the Company’s stock options granted were as follows:

	September 30,
	2023	2022
Stock price	$0.32	$0.46
Dividend yield	—%	—%
Expected life (years)	3.02	3.02
Expected volatility	63.64%	69.84. %
Risk-free interest rate	4.22%	3.25%

Issuances of Options to Officers

On September 30, 2023, the Company issued to officers options to purchase 50,000 shares of Common Stock at an exercise price of $0.17 per share, which vests over a period of two years from the date of grant and expires on September 29, 2028. The Company determined the fair market value of these unvested options to be $3,750. For the three and nine months ended September 30, 2023, the Company recognized stock-based compensation expense of $5, respectively, based upon the fair value market price of $0.08.

On June 30, 2023, the Company issued to directors and officers options to purchase 125,000 shares of Common Stock at an exercise price of $0.23 per share, which vests over a period of two years from the date of grant and expires on June 29, 2028. The Company determined the fair market value of these unvested options to be $13,000. For the three and nine months ended September 30, 2023, the Company recognized stock-based compensation expense of $1,625 and $1,642, respectively, based upon the fair value market price of $0.10.

On March 31, 2023, the Company issued to directors and officers options to purchase 150,000 shares of Common Stock at an exercise price of $0.45 per share, which vests over a period of two years from the date of grant, and expire on March 30, 2028. The Company determined the fair market value of these unvested options to be $31,350. For the three and nine months ended September 30, 2023, the Company recognized stock-based compensation expense of $3,919 and $7,880, respectively, based upon the fair value market price of $0.21.

Cancellations of Options

For the three and nine months ended September 30, 2023, as a result of employee terminations and options expirations, stock options aggregating 51,250 and 108,499, respectively, with fair market values of approximately $91,453 and $267,726, respectively, were cancelled. For the three and nine months ended September 30, 2022, as a result of employee terminations and options expirations, stock options aggregating 67,875 and 267,294, respectively, with fair market values of approximately $237,926 and $892,227, respectively, were cancelled.

Note 10 – Equity

 Capital Stock Issuances

Preferred Series F Convertible Stock

On June 26, 2022 (the “Series F Closing Date”), the Company entered into a Securities Purchase Agreement (the “Series F Agreement”) with Alpha Capital Anstalt (“Alpha”). Pursuant to the terms of the Series F Agreement, the Board of Directors of the Company (the “Board”) designated a new series of Preferred Stock, the Series F 5% Preferred Convertible Stock (“Series F”), and authorized the sale and issuance of up to 35,000 shares of Series F. The Company issued to Alpha 10,000 shares of Series F for an aggregate purchase price and gross proceeds of $10,000,000, however the company received proceeds of $9,920,000 net of issuance costs. The shares of Series F are convertible into 16,129,032 shares of Common Stock at $0.62 per share, subject to adjustment. Alpha will be entitled to receive cumulative dividends at the rate per share (as a percentage of the $1,000 stated par value per share of Series F) of 5% per annum, payable on January 1, April 1, July 1 and October 1, beginning on the first conversion date and subsequent conversion dates.

 In connection with the Series F Agreement the Company issued a warrant to Alpha to purchase 16,129,032 shares of Common Stock, par value $0.001 per share (“Series F Warrants”) with an exercise price equal to $0.96, subject to adjustment, per share of Common Stock. The Series F Warrant, and the shares of Common Stock underling the Series F Warrant are collectively referred to as the “Series F Warrant Shares”. The Series F Warrant is not exercisable for the first six months after its issuance and has a three-year term from its exercise date. Upon exercise of the Series F Warrants in full by Alpha, the Company would receive additional gross proceeds of approximately $10,000,000.

Alpha has the right, subject to certain conditions, including shareholder approval, to purchase up to $25,000,000 of additional shares of Series F and Series F Warrants (collectively the “Series F Option”). The Series F Option will be available for a period of eighteen months after such shareholder approval at a purchase price equal to the average of the volume weighted average price for three trading days prior to the date that Alpha gives notice to the Company that it will exercise the Series F Option.

Commencing from the Series F Closing Date and for a period of six months thereafter, upon any issuance by the Company or any of its Subsidiaries of Common Stock or Common Stock equivalents for cash consideration, indebtedness or a combination of units thereof (a “Subsequent Financing”), Alpha will have the right to participate in up to an amount of the Subsequent Financing equal to 50% of the Subsequent Financing on the same terms, conditions and price provided for in the Subsequent Financing. The Preferred Stock has no voting rights, except that the Company shall not undertake certain corporate actions as set forth in the Certificate of Designation that would materially impact the holders of Preferred Stock without their consent.

 AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 10 – Equity-Continued

As of December 31, 2022, Alpha had converted 4,137 shares of Series F into 6,804,545 shares of Common Stock and recorded $172,596 cumulative dividends at the rate per share (as a percentage of the $1,000 stated par value per share of Series F) of 5% per annum, beginning on the first conversation date of June 30, 2022. See Note 18 – Subsequent Events.

On December 6, 2022, upon the issuance of the promissory note and common stock warrants with an exercise price of $0.44 (see Note 9), a down round or anti-dilution trigger event occurred resulting in the conversion rate on the Series F and the exercise price of the Series F Warrants issued with the Series F adjusting down to $0.44 from $0.62 and $0.96, respectively (the “Down Round Trigger”). The Down Round Trigger resulted in the Company recognizing a deemed dividend on the common stock warrants and Series F of $565,161 and $1,680,216, respectively, or aggregate deemed dividend of $2,245,377, for the incremental value to the warrant and Series F holder resulting from the reduction in exercise price and conversion price.

The deemed dividend on the Series F Warrants represents the difference between fair value of the Series F Warrants under the original terms before the Down Round Trigger and the fair value of the Series F Warrants after Down Round Trigger at the reduced exercise price. The fair value of the Series F Warrants was determined using a Black-Scholes pricing model and the following assumptions: expected life of 3 years, volatility of 150%, risk free rate of 3.77%, and dividend rate of 0%.

The deemed dividend on the Series F was determined by computing the additional incremental shares, if converted, resulting from the reduction in the conversion price and the market price of common stock of $0.42 on the date the Down Round Trigger occurred.

The deemed dividend to the Series F stockholder was a recorded as additional paid in capital and an increase to accumulated deficit and as an increase to total comprehensive loss attributable to Common Stockholders in computing earnings per share on the consolidated statements of operations.

At-the-Market Sales Agreement

In accordance with a May 25, 2021 at-the-market Sales Agreement with Stifel, Nicolaus & Company, Incorporated and Raymond James & Associates, Inc. as sales agents, the Company sold 4,251,151 shares of Common Stock at a share price between $1.04 and $1.18, for aggregate proceeds of $4,583,341, net of issuance costs of $141,754 during the year ended December 31, 2022. During the period from May 29, 2021, through December 31, 2021, we raised $30,868,703 by utilizing our ATM Offering with co-agents Stifel, Nicolaus & Company, Incorporated and Raymond James & Associates.

Securities Purchase Agreement Dated December 31, 2020

For the year ended December 31, 2021, we raised capital of $6,313,943 as a result of the sale of 1,057,214 shares of Common Stock in connection with a securities purchase agreement (the “December Purchase Agreement”) entered on December 31, 2020.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 10 – Equity-Continued

Securities Purchase Agreement Dated August 4, 2020 / Exercise of Warrants

On August 4, 2020, the Company and an Investor entered into a securities purchase agreement (the “August Purchase Agreement”) pursuant to which the Company agreed to sell to the Investor in a registered direct offering 3,355,705 shares of Common Stock and warrants to purchase up to 2,516,778 shares of Common Stock at an exercise price of $3.30 per share (the “August Warrants”), for proceeds of $9,900,000, net of issuance costs of $100,000. Upon exercise of the Warrants in full by the Investor, the Company would receive additional gross proceeds of $8,305,368. The shares of Common Stock of the Company underlying the Warrants are referred to as “August Warrant Shares.”

The purchase price for each share of Common Stock is $2.98. Net proceeds from the sale were used for working capital, capital expenditures and general corporate purposes. The shares of Common Stock, the August Warrants and the August Warrant Shares were offered by the Company pursuant to an effective shelf registration statement on Form S-3 (File No. 333-239157), which was declared effective on June 19, 2020. On February 8, 2021, the Company received $8,305,368 in additional gross proceeds associated with the exercise of all the August Warrants.

Acquisition of MicaSense

On April 27, 2021, the Company issued 540,541 shares of Common Stock in connection with the MicaSense Purchase Agreement based on a volume weighted average trading price of the Common Stock over a ten consecutive trading day period prior to the date of issuance of these shares of Common Stock at the fair market value of $3,000,000.

Acquisition of Measure

Pursuant to the terms of the Measure Acquisition Purchase Agreement (the “Purchase Agreement”) the Company issued an aggregate of 5,319,145 shares of the Company’s common stock to the Sellers of Measure as part of the consideration for the acquisition, of which 997,338 shares were held back (the “Heldback Shares”) to cover post-closing indemnification claims and to satisfy any purchase price adjustments (see Note 5), based on a volume weighted average trading price of the Common Stock over a ten consecutive trading day period prior to the date of issuance of these shares of Common Stock at the fair market value of $24,375,000.

Pursuant to the terms of the Purchase Agreement, the Heldback Shares were scheduled to be released in three tranches, on the 12-month, 18-month and 24-month anniversary of the closing date of the acquisition. The Company made a claim for indemnification against the Heldback Shares. Pursuant to the Settlement Agreement entered on August 22, 2022, the Company released all the Measure shares held in escrow along with any disputes regarding the 997,338 Heldback Shares. As a result, 498,669 of the Heldback Shares were released to the Measure Sellers with the remaining 498,669 Heldback Shares being cancelled by the Company which reduced the issued and outstanding common stock and causing an increase to stockholders’ equity of $2,812,500.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 10 – Equity-Continued

Acquisition of senseFly

In accordance with the terms of the senseFly S.A. Purchase Agreement, the Company issued 1,927,407 shares of Common Stock to Parrot in January 2022 having an aggregate value of $3,000,000, based on a volume weighted average trading price of the Common Stock over a ten consecutive trading day period prior to the date of issuance of the shares of Common Stock to Parrot (see also Note 5).

Consulting Agreement

On May 3, 2019, the Company entered into a consulting agreement with GreenBlock Capital LLC (“Consultant”) for purposes of advising on certain business opportunities. On October 31, 2019, the consulting agreement was terminated; however, the Consultant continued to be entitled to receive up to 2,500,000 restricted Common Stock after termination of the consulting agreement, if the achievement of milestones that commenced during the term of the consulting agreement were completed within twenty-four months. Subsequent to the aforementioned termination of the consulting agreement, the Consultant sent a demand letter to the Company alleging a breach of this agreement due to the Company’s non-issuance of additional restricted shares of its Common Stock in connection with the Consultant’s alleged achievement of the milestones. As of December 31, 2020, and as a result of this demand, the Company recorded a contingent loss of $1,500,000, based upon the fair market value of $6.00 per share of its Common Stock, which was recorded within professional fees on the consolidated statements of operations and comprehensive loss. For the years ended December 31, 2022 and 2021, the Company recorded additional stock-based compensation expense of $0 and $1,407,000, respectively, which reflected the issuance of 550,000 additional restricted shares of Common Stock that were subsequently issued on May 12, 2021, as settlement for the claims made under the demand, which resulted in a liability amount of $2,907,000 for purposes of payment of the settlement.

Exercise of Common Stock Options

For the year ended December 31, 2022, 185,000 Common Stock shares were issued in connection with the exercise of stock options previously granted at an average per share exercise price between $0.31 and $0.41 resulting in gross proceeds of $74,350. For the year ended December 31, 2021, 505,167 Common Stock shares were issued in connection with the exercise of stock options previously granted at an average per share exercise price between $0.15 and $2.65 resulting in gross proceeds of $122,970.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 10 – Equity-Continued

Stock-Based Compensation

The Company determines the fair value of awards granted under the Equity Plan based on the fair value of its Common Stock on the date of grant. Stock-based compensation expenses related to grants under the Equity Plan are included in general and administrative expenses on the consolidated statements of operations and comprehensive loss.

2017 Omnibus Equity Incentive Plan

On March 26, 2018, the 2017 Omnibus Equity Incentive Plan (the “Equity Plan”) became effective. Under the Equity Plan, the Company may grant equity-based and other incentive awards to officers, employees, and directors of, and consultants and advisers to, the Company. The purpose of the Equity Plan is to help the Company attract, motivate, and retain such persons and thereby enhance shareholder value. The Equity Plan shall continue in effect, unless sooner terminated, until the tenth (10th) anniversary of the date on which it is adopted by the Board (except as to awards outstanding on that date). The Board in its discretion may terminate the Equity Plan at any time with respect to any shares for which awards have not theretofore been granted; provided, however, that the Equity Plan’s termination shall not materially and adversely impair the rights of a holder, without the consent of the holder, with respect to any award previously granted. On June 18, 2019, at the Annual Meeting of Shareholders of the Company, the shareholders approved a proposal to increase the number of shares of Common Stock reserved for issuance under the Equity Plan from 2,000,000 to 3,000,000.

On July 15, 2020, the Company held its 2020 annual meeting of stockholders and approved a proposal to increase the number of shares of Common Stock reserved for issuance under the Equity Plan from 3,000,000 to 4,000,000. To the extent that an award lapses, expires, is canceled, is terminated unexercised or ceases to be exercisable for any reason, or the rights of its holder terminate, any shares subject to such award shall again be available for the grant of a new award. The number of shares for which awards which are options or stock appreciation rights (“SARs”) may be granted to a participant under the Equity Plan during any calendar year is limited to 500,000. For purposes of qualifying awards as “performance-based” compensation under Code Section 162(m), the maximum amount of cash compensation that may be paid to any person under the Equity Plan in any single calendar year shall be $500,000.

On June 16, 2021, the Company held its 2021 annual meeting of stockholders and approved a proposal to increase the number of shares of Common Stock reserved for issuance under the Equity Plan from 4,000,000 to 10,000,000. To the extent that an award lapses, expires, is canceled, is terminated unexercised or ceases to be exercisable for any reason, or the rights of its holder terminate, any shares subject to such award shall again be available for the grant of a new award. The number of shares for which awards which are options or SARs may be granted to a participant under the Equity Plan during any calendar year is limited to 500,000. For purposes of qualifying awards as “performance-based” compensation under Code Section 162(m), the maximum amount of cash compensation that may be paid to any person under the Equity Plan in any single calendar year shall be $500,000.

The Company determines the fair value of awards granted under the Equity Plan based on the fair value of its Common Stock on the date of grant.

Stock-based compensation expenses related to grants under the Equity Plan are included in general and administrative expenses on the consolidated statements of operations.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 10 – Equity-Continued

Restricted Stock Units

For the year ended December 31, 2022, a summary of RSU activity is as follows:

	Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2021	1,147,250	$3.78
Granted	749,067	0.93
Canceled	(271,000)	2.79
Vested and released	(596,357)	3.18
Outstanding as of December 31, 2022	1,028,960	$2.31
Vested as of December 31, 2022	471,484	$3.23
Unvested as of December 31, 2022	557,476	$1.53

 For the year ended December 31, 2022, the aggregate fair value of RSUs at the time of vesting was $697,361.

As of December 31, 2022, the Company had $425,878 of unrecognized stock-based compensation expense related to RSUs, which will be amortized over approximately sixteen months. During the year ended December 31, 2022, the company recognized $1,780,234 of stock compensation related to restricted stock units.

For the year ended December 31, 2021, a summary of RSU activity is as follows:

	Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2020	100,000	$1.34
Granted	1,392,402	3.99
Canceled	(91,667)	5.40
Vested and released	(253,485)	3.39
Outstanding as of December 31, 2021	1,147,250	$3.78
Vested as of December 31, 2021	325,845	$5.34
Unvested as of December 31, 2021	821,405	$3.16

For the year ended December 31, 2021, the aggregate fair value of RSUs at the time of vesting was $5,555,503.

As of December 31,2021, the Company had approximately $2,138,000 of unrecognized stock-based compensation expense related to RSUs, which will be amortized over approximately twenty-two months. During the year ended December 31, 2021, the company recognized $2,851,253 of stock compensation related to restricted stock units.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 10 – Equity-Continued

Issuance of RSUs to Officers

Brandon Torres-Declet

On June 13, 2022, the Company released 354,107 shares of Common Stock to its former chief executive officer, Mr. Brandon Torres Declet (“Mr. Torres Declet”). The issuance of Common Stock included, in connection with the Measure Acquisition, an award of 125,000 RSUs issued in 2021, an award of 75,000 RSUs issued in connection with the 2021 executive compensation plan, an award of 111,607 RSUs as agreed upon in a separation agreement, and 42,500 shares in satisfaction of a performance bonus for 2021 approved by the Compensation Committee of the Board of Directors in 2022.

For the year ended December 31, 2022, the Company recognized stock-based compensation expense of $125,000, based upon the market price of its Common Stock of $1.12 per share on the date of grant for the 111,607 RSUs issued as part of the separation agreement. Additionally, for the 42,500 RSUs, the Company recognized stock-based compensation expense of $48,025 based upon the market price of its Common Stock of $1.13 per share on the date of grant. For the year ended December 31, 2021, the Company recognized stock-based compensation expense of $545,216, based upon the market price of its Common Stock of $5.40 and $2.94 per share on the date of grant for the 125,000 and 75,000 shares, respectively, granted in 2021.

Michael Drozd

On May 24, 2021, and as a part of a separation agreement between the Company and Mr. J. Michael Drozd (“Mr. Drozd”), the Company’s former Chief Executive Officer, the Company issued to Mr. Drozd 145,152 RSUs, which vested immediately. These RSUs were valued at, and for the year ended December 31, 2021, the Company recognized stock-based compensation expense of $680,765 based upon the market price of the Company’s Common Stock of $4.69 per share on the date of grant of these RSUs.

On April 19, 2021, the Board, upon recommendation of the Compensation Committee of the Board (“Compensation Committee”), approved awards of 100,000 RSUs to Mr. Drozd, and in accordance with his applicable amended respective employment letter. The Company determined the fair market value of these RSUs to be $540,000 based on the market price of the Company’s Common Stock on the date of grant of $5.40. These RSUs vest equally on a pro-rata basis over one year of continued employment. Upon Mr. Drozd’s separation from the Company, 91,667 RSUs were canceled and only 8,333 were released and issued. For the year ended December 31, 2021, the Company recognized $44,998 in stock-based compensation expense related to these awards.

Jesse Stepler

On April 19, 2021, the Board approved, in connection with the Measure Acquisition, an award of 10,000 RSUs to Mr. Jesse Stepler upon his appointment of as senior management of Measure. The Company determined the fair market value of these RSUs to be $54,000 based on the market price of the Company’s Common Stock on the date of grant. These RSUs vest equally on a pro-rata basis over one year of continued employment. For the year ended December 31, 2021, the Company recognized $37,824 in stock-based compensation expenses related to this award.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 10 – Equity-Continued

Issuances to Current Officers of Company

On April 11, 2022, the Company granted an officer 46,367 RSUs, which vested immediately. For the year ended December 31, 2022, the Company recognized stock-based compensation expense of $46,831, based upon the market price of its Common Stock of $1.01 per share on the date of grant of these RSUs. Additionally, on the same date, the Company granted the same officer 46,367 RSUs, which vests over a period from the date of grant through the first anniversary of the senseFly Acquisition Date. For year ended December 31, 2022, the Company recognized stock-based compensation expense of $46,831, based upon the market price of its Common Stock of $1.01 per share on the date of grant of these RSUs.

On March 1, 2022, upon recommendation of the Compensation Committee of the Board (“Compensation Committee”) the Board, in connection 2021 executive compensation plan granted an officer of the Company was granted 62,500 RSUs, which vested immediately. For the year ended December 31, 2022, the Company recognized stock-based compensation expense of $68,750, based upon the market price of its Common Stock of $1.10 per share on the date of grant of these RSUs.

On January 1, 2022, upon recommendation of the Compensation Committee, the Board issued to an officer two grants of 50,000 RSUs each, in connection with a bonus way forward plan. These two grants vest over nine and twenty-one months, respectively, from the date of grant. For the year ended December 31, 2022, the Company recognized stock-based compensation expense of $44,840 and $78,500, based upon the market price of its Common Stock of $1.57 per share on the date of grant of these RSUs.

On November 1, 2021, upon recommendation of the Compensation Committee, the Board issued to Ms. Nicole Fernandez-McGovern, CFO and EVP of Operations of the Company, a grant of 75,000 RSUs in connection with senseFly Acquisition achievement. The Company determined the fair market value of these RSUs to be $220,500 based on the market price of the Company’s Common Stock on the grant date of $2.94. For the year ended December 31, 2022, the Company recognized $146,951 in stock-based compensation expense related to the RSU awards. For the year ended December 31, 2021, the Company recognized $72,362 in stock-based compensation expense related to the RSU awards.

On May 4, 2021, upon recommendation of the Compensation Committee, the Board issued to Ms. Fernandez-McGovern of 111,250 RSUs, which vested immediately in connection with 2020 Compensation Plan. These RSUs were valued at, and for the year ended December 31, 2021, and the Company recognized stock-based compensation expense of $640,800 based upon the market price of the Company’s Common Stock of $5.76 per share on the date of grant of these RSUs.

On April 19, 2021, the Board, upon recommendation of the Compensation Committee, approved awards of 125,000 RSUs to Ms. Fernandez-McGovern in accordance with her applicable amended respective employment letters. The Company determined the fair market value of these RSUs to be $675,000 based on the market price of the Company’s Common Stock on the date of grant of $5.40. These RSUs vest equally on a pro-rata basis over one year of continued employment. For the year ended December 31, 2022, the Company recognized $202,147 in stock-based compensation expense related to the RSU awards. For the year ended December 31, 2021, the Company recognized $472,853 in stock-based compensation expense related to the RSU awards.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 10 – Equity-Continued

Stock Options

For the year ended December 31, 2022, a summary of the options activity is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	2,541,667	$2.88	$1.57	4.27	$1,244,029
Granted	512,065	0.66	0.32	3.02	—
Exercised	(185,000)	0.40	0.29	—	—
Expired/Forfeited	(307,501)	6.47	3.46	—	—
Outstanding as of December 31, 2022	2,561,231	$2.18	$1.19	3.33	$31,124
Exercisable as of December 31, 2022	2,046,309	$2.37	$1.30	3.06	$31,124

As of December 31, 2022, the Company has $376,797 of total unrecognized compensation cost related to stock options, which will be amortized over approximately twenty-four months. During the year ended December 31, 2022, the Company recognized $1,640,430 of stock compensation related to stock options.

Intrinsic value is measured using the fair market value at the date of exercise (for shares exercised) or as of December 31, 2022 (for outstanding options), less the applicable exercise price.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 10 – Equity-Continued

For the year ended December 31, 2021, a summary of the options activity is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	2,255,267	$1.46	$0.82	5.31	$10,247,548
Granted	1,049,500	5.31	2.85	3.01	—
Exercised	(513,500)	0.24	0.15	—	675,363
Expired/Forfeited	(249,600)	5.50	2.96	—	7,277
Outstanding as of December 31, 2021	2,541,667	$2.88	$1.57	4.27	$1,244,029
Exercisable as of December 31, 2021	1,548,083	$1.97	$1.10	4.14	$1,178,340

As of December 31, 2021, the Company had approximately $2,036,000 of total unrecognized compensation cost related to stock options, which will be amortized over approximately twenty-four months. During the year ended December 31, 2021, the Company recognized $1,657,221 of stock compensation related to stock options.

Intrinsic value is measured using the fair market value at the date of exercise (for shares exercised) or as of December 31, 2021 (for outstanding options), less the applicable exercise price.

For the year ended December 31, 2022, and 2021, the significant weighted average assumptions relating to the valuation of the Company’s stock options granted were as follows:

	Year Ended December 31,
	2022	2021
Stock price	$0.66	$5.31
Dividend yield	—%	—%
Expected life (years)	3.02	3.01
Expected volatility	69.49%	83.88%
Risk-free interest rate	3.47%	0.47%

Issuances of Options to Officers and Directors

For the year ended December 31, 2022, the Company issued to directors and officers options to purchase 512,065 shares of Common Stock at exercise prices ranging from $0.17 to $0.56 per share, which expire on dates between January 3, 2025 and December 31, 2027. The Company determined the fair market value of these unvested options to be $162,663. In connection with the issuance of these options, the Company recognized $60,515 in stock-based compensation expense for the year ended December 31, 2022.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 10 – Equity-Continued

For the year ended December 31, 2021, the Company issued to directors and officers to purchase 580,000 shares of Common Stock at exercise prices ranging from $0.84 to $3.37 per share, which vest over a period of two years from the date of grant and expire on dates between January 3, 2025, and December 31, 2026. The Company determined the fair market value of these unvested options to be $1,231,400. In connection with the issuance of these options to officers and directors, for the year ended December 31, 2022, the Company recognized stock-based compensation expense of $678,660. For the year ended December 31, 2021 the Company recognized stock-based compensation expense of $286,312.

Prior to January 1, 2021, the Company previously issued to directors and officers options to purchase 2,743,580 shares of Common Stock at exercise prices ranging from $0.04 to $3.18 per share, with vesting periods ranging from immediate vesting to periods of up to three years from the grant dates, and expire on dates between March 30, 2023, and December 29, 2029. In connection with the issuance of these options to employees and directors, for the year ended December 31, 2022, the Company recognized stock-based compensation expense of $453,356, for the year ended December 31, 2021 the Company recognized stock-based compensation expense of $684,950.

Cancellations of Options

During the year ended December 31, 2022, as a result of employee terminations and options expirations, stock options aggregating 307,501, with estimated values of approximately $1,063,673, were cancelled. During the year ended December 31, 2021, 257,932 options were cancelled with a grant-date fair value $764,034 due to employee terminations.